Balance Sheet Components (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Balance Sheet Components Tables [Abstract]
Schedule of accounts receivable and allowance for doubtful accounts
	Nine Months Ended September 30, 2021	Year Ended December 31, 2020
Beginning balance	$437	$650
(Reversal) provision for doubtful accounts	(167)	364
Write offs	—	(592)
Impacts of foreign currency translation	26	15
Ending balance	$296	$437

	2020	2019
Beginning balance	$650	$619
Provision for allowance for doubtful accounts	364	661
Write offs	(592)	(645)
Impacts of foreign currency translation	15	15
Ending balance	$437	$650

Schedule of prepaid and other current assets
	September 30, 2021	December 31, 2020
Prepaid expenses	$2,924	$1,640
Deferred transaction costs	2,649	—
Withholding taxes	297	336
Other current assets	—	36
Total	$5,870	$2,012

	2020	2019
Prepaid expenses	$1,640	$1,109
Withholding taxes	336	103
Other current assets	36	14
Total	$2,012	$1,226

Schedule of property and equipment net
	September 30, 2021	December 31, 2020
Leasehold improvements	$4,331	$5,241
Equipment and fixtures	3,812	2,856
	8,143	8,097
Less: accumulated depreciation and amortization	(6,337)	(6,268)
Property and equipment, net	$1,806	$1,829

	2020	2019
Leasehold improvements	$5,241	$5,890
Equipment and fixtures	2,856	3,107
	8,097	8,997
Less: accumulated depreciation and amortization	(6,268)	(6,081)
Property and equipment, net	$1,829	$2,916